Auditors Fees	12 Months Ended
Dec. 31, 2022
Auditors Fees
Auditors Fees

Note 35     Auditors Fees

Amounts in US$‘000	2022	2021	2020
Audit fees	885	1,023	926
Audit related fees	85	65	—
Tax services fees	27	47	35
Total Auditors Fees	997	1,135	961

Fees are shown net of VAT and other associated tax charges.